Other long-term debt	6 Months Ended
Jun. 30, 2014
Other long-term debt [Abstract]
Other long-term debt

7. Other long-term debt

As of December 31, 2013 and June 30, 2014, other long term debt consisted of the following:

	December 31, 2013	June 30, 2014
	US$	US$
	(Audited)	(Unaudited)

May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	200,000,000	200,000,000
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	200,000,000	200,000,000
Convertible Note due on September 19, 2018 at 5%	75,761,009	75,761,009
Shandong Xinyuan collateralized debt due on November 28, 2015 at 12.3%*	41,332,480	37,433,540
Henan Wanzhuo collateralized debt due on November 28, 2015 at 12.41%*	42,382,195	38,357,372
Collateralized loan due on December 17, 2014 at 11%**	47,565,156	47,133,013
Collateralized loan due on April 3, 2016 at 11%*****	—	40,583,149
Non-controlling shareholder's loan due on June 25, 2016 at 11.5%***	—	26,500,130
Non-controlling shareholder's loan due on June 30, 2016 at 11.24%****	—	111,331,427
Others	3,754,942	2,252,965
Total principal of other long-term debt	610,795,782	779,352,605
Accrued interest	859,581	803,434

Total	611,655,363	780,156,039
Less: current portion	(74,712,528)	(124,198,562)

Total other long-term debt	536,942,835	655,957,477

*

Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest in Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, need to make quarterly payments to repay the outstanding principal amount and related interest expense.

**

Pursuant to the contract with China Foreign Economy and Trade Trust Co., Ltd., this other long-term debt amounting to US$47,133,013 (December 31, 2013: US$47,565,156), is secured by the Group's land use rights with net book value of US$83,212,061 (December 31, 2013: US$90,241,405).

***

Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights with net book value of US$153,081,037.

****

Pursuant to the agreements with Shenzhen Pingan Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$148,246,445.

*****

Pursuant to the contract with ICBC Credit Suisse Investment Management Co., Ltd., this other long-term debt amounting to US$40,583,149 is secured by the Group's land use rights and real estate under development with net book values of US$1,349,730 and US$18,926,963, respectively.

May 2018 Senior Secured Notes

On May 3, 2013, the Company issued senior notes with an aggregate principal amount of US$200,000,000 due May 3, 2018 at a coupon rate of 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013.

The issuance costs of US$4,951,785 were capitalized as deferred charges in the consolidated balance sheets and are amortized as interest expense using the effective interest method through the maturity date of the notes. The effective interest rate of the May 2018 Senior Secured Notes is 14.44%.

The May 2018 Senior Secured Notes were issued pursuant to an indenture, dated May 3, 2013, among the Company, the "Subsidiary Guarantors" identified below and Citicorp International Limited, as trustee and collateral agent (the "May 2018 Indenture"). The Company's obligations under the May 2018 Indenture and the May 2018 Senior Secured Notes have been guaranteed by certain of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the "Subsidiary Guarantors") and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the May 2018 Indenture. The Company's obligations under the May 2018 Indenture and the May 2018 Senior Secured Notes are secured by a pledge of the capital stock of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the May 2018 Senior Secured Notes, in whole or in part, at 106.6250% and 103.3125% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on May 3, 2016 and May 3, 2017, respectively.

At any time prior to May 3, 2016, the Company may at its option redeem the May 2018 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the May 2018 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the May 2018 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% of the principal amount of the May 2018 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the May 2018 Senior Secured Notes remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the May 2018 Senior Secured Notes under the requirements of ASC815 "Derivatives and Hedging". The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the May 2018 Senior Secured Notes.

The May 2018 Indenture contains certain covenants that, among others, restrict the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the May 2018 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the May 2018 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company's Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Consolidated Fixed Charge Coverage Ratio (as defined in the May 2018 Indenture) of 3.0 to 1.0.

The Company was in compliance with its covenants under the May 2018 Senior Secured Notes as of June 30, 2014.

June 2019 Senior Secured Notes

On December 6, 2013, the Company issued senior notes with an aggregate principal amount of US$200,000,000 due June 6, 2019 at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014.

The issuance costs of US$4,431,292 were capitalized as deferred charges in the consolidated balance sheets and are amortized as interest expense using the effective interest method through the maturity date of the notes. The effective interest rate of June 2019 Senior Secured Notes is 14.05%.

The June 2019 Senior Secured Notes were issued pursuant to an indenture, dated December 6, 2013, among the Company, the "Subsidiary Guarantors" identified below and Citicorp International Limited, as trustee and collateral agent (the "June 2019 Indenture"). The Company's obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes have been guaranteed by certain of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the "Subsidiary Guarantors") and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the June 2019 Indenture. The Company's obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the June 2019 Senior Secured Notes, in whole or in part, at 106.5% and 103.25% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on June 6, 2017 and June 6, 2018, respectively.

At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to June 6, 2017, the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Secured Senior Notes.

The June 2019 Indenture contains certain covenants that, among others, restrict the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the June 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the June 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company's Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Consolidated Fixed Charge Coverage Ratio (as defined in the June 2019 Indenture) of 3.0 to 1.0.

The Company was in compliance with its covenants under the June 2019 Senior Secured Notes as of June 30, 2014.

Convertible Note

On September 19, 2013, the Company issued and sold a senior secured Convertible Note in the aggregate principal amount of US$75,761,009 at par. The Convertible Note bears interest at 5.00% per annum payable semi-annually. Interest is payable on March 19 and September 19 of each year, commencing March 19, 2014. The final maturity date of the Convertible Note is September 19, 2018.

The Convertible Note is convertible at the option of the holder at any time in integral multiples of $100,000 to 25,253,670 ordinary shares (12,626,835 ADS) at an initial conversion price of $3.00 per Common Share ($6.00 per ADS). The initial conversion price is subject to adjustments for share splits, reverse splits, share dividends and distributions, certain issuances (or deemed issuances) of Common Shares for consideration less than the conversion price then in effect, and certain Extraordinary Cash Dividends (as defined in the Convertible Note).

The Company's obligations under the Convertible Note have been guaranteed by certain of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited, Elite Quest Holdings Limited and Xinyuan International (HK) Property Investment Co., Limited (each, a “CN Subsidiary Guarantor” and collectively, the "CN Subsidiary Guarantors") and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the Convertible Note. The Company's obligations under the Convertible Note are secured by a pledge of the capital stock of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a CN Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Limited. The CN Subsidiary Guarantors are also the "Subsidiary Guarantors" of the Company's May 2018 Senior Secured Notes and June 2019 Senior Secured Notes (collectively, the “Senior Secured Notes”), and the shares of the subsidiaries pledged to secure the obligations of the Company and of Xinyuan Real Estate, Ltd. as a CN Subsidiary Guarantor have also been pledged as collateral with respect to the Company's Senior Secured Notes. In connection with the issuance of the Convertible Note, the Company entered into an Intercreditor Agreement with Citicorp International Limited, as trustee under the indenture for the Senior Secured Notes, the purchaser of the Convertible Note and Xinyuan Real Estate, Ltd., pursuant to which Citicorp International Limited will act as Shared Security Agent for the holders of the Senior Secured Notes and the Convertible Note.

The Convertible Note is not redeemable in whole or in part at the option of the Company. However, upon an event of default, the holders may require the Company to redeem the Convertible Note at a redemption price equal to the greater of (i) 150% of the outstanding principal amount, plus accrued and unpaid interest to the redemption date and (ii) an amount equal to (A) the outstanding principal divided by two, multiplied by the conversion price then in effect, times (B) the closing price of the Common Shares, plus accrued and unpaid interest to the redemption date.

Following a Change of Control or a Fundamental Transaction, the Company must make an offer to purchase all outstanding Convertible Note at a purchase price equal to 150% of the principal amount thereof plus accrued and unpaid interest to the payment date. A "Change of Control" as defined in the Convertible Note includes certain mergers, consolidations or asset sales with persons who are not or are not controlled by Permitted Holders, certain share acquisitions by persons or groups other than Permitted Holders, a majority of the Company's directors ceasing to be persons who are not, or who were not approved by, the current directors, and the adoption of a plan relating to the liquidation or dissolution of the Company. "Permitted Holders" are Mr. Zhang Yong, Chairman of the Company, Ms. Yang Yuyan, his wife, and entities in which one or both of them owns 90% of the capital stock. A "Fundamental Transaction" as defined in the Convertible Note includes a consolidation or merger of the Company with or into, or a sale, lease, license or other transfer of the Company' assets to, another person, a business combination in which another person acquires more than 50% of the Company's voting stock, and a reorganization or recapitalization of the Company or reclassification of the Common Shares.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Convertible Note under the requirements of ASC815. The Company evaluated and determined that the embedded conversion option, redemption options and anti-dilution feature do not require bifurcation from the Convertible Note under the requirements of ASC 815-10 because they are clearly and closely related to the debt host instrument. Beneficial conversion features (“BCF”) exist when the conversion price of the Convertible Note is lower than the fair value of the ordinary share at the commitment date. Since the Convertible Note is convertible from inception but contains conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved. No BCF was recognized because the conversion price is greater than the fair value of the Company's ordinary shares at the commitment date.

The Convertible Note contains certain covenants that, among others, restrict the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the Convertible Note) and, in certain cases, all of its subsidiaries, to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the Convertible Note or other assets, to make certain other payments or to engage in transactions with affiliates, subject to certain qualifications and exceptions and satisfaction, in certain circumstances, of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the Convertible Note) of 3.0 to 1.0 (which must also be maintained as of the end of each fiscal quarter of the Company while the Convertible Note is outstanding).

The Company did not maintain the Fixed Charge Coverage Ratio as of June 30, 2014 and TPG Asia granted temporary waivers dated May 14, 2014 and August 25, 2014, respectively, with respect to the coverage ratio and accordingly, waive any rights to call a default for non-compliance with the ratio during the period covered by the waivers. On November 7, 2014, the Company entered into a redemption agreement with TPG Asia, pursuant to which the Company agreed to redeem the Convertible Note in full prior to December 1, 2014 and TGP Asia granted a further waiver for the coverage ratio until December 1, 2014. On November 21, 2014, the Company redeemed the Convertible Note in full. The total cash redemption amount (including the principal, accrued interest up to and including November 21, 2014 and early redemption premium) amounted to US$86,272,849 (note 15).